UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-7338



                   Capital World Growth and Income Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS(r)]



CAPITAL WORLD GROWTH AND INCOME FUND
Investment portfolio
August 31, 2004                                                      unaudited

                                                                                                              Market value
COMMON STOCKS -- 87.40%                                                                            Shares            (000)

FINANCIALS -- 18.72%
HSBC Holdings PLC (United Kingdom)(1)                                                          15,858,736         $248,087
HSBC Holdings PLC (Hong Kong)(1)                                                                2,091,130           32,590
Lloyds TSB Group PLC(1)                                                                        29,465,000          223,065
Societe Generale(1)                                                                             2,560,000          220,497
J.P. Morgan Chase & Co.                                                                         5,300,000          209,774
Fortis(1)                                                                                       9,084,100          203,820
ING Groep NV(1)                                                                                 7,992,079          196,682
Bank Austria Creditanstalt(1)                                                                   2,517,406          160,529
Shinhan Financial Group Co., Ltd.(1)                                                            8,155,100          138,639
Mitsui Sumitomo Insurance Co., Ltd.(1)                                                         15,309,000          136,735
ABN AMRO Holding NV(1)                                                                          6,324,440          135,381
Bank of America Corp.                                                                           2,955,300          132,929
Royal Bank of Scotland Group PLC(1)                                                             4,655,000          130,737
Fubon Financial Holding Co., Ltd.(1)                                                          136,046,000          125,976
Washington Mutual, Inc.                                                                         3,030,000          117,655
UFJ Holdings, Inc.(1),(2)                                                                          21,800          110,229
PartnerRe Holdings Ltd. (polynational)                                                          2,070,000          106,253
Sompo Japan Insurance Inc.(1)                                                                  10,424,000           98,539
Allied Capital Corp.                                                                            3,798,000           96,431
Willis Group Holdings Ltd. (polynational)                                                       2,750,000           96,167
DnB NOR ASA(1)                                                                                 10,586,100           81,066
Allstate Corp.                                                                                  1,700,000           80,257
Chubb Corp.                                                                                     1,027,000           69,846
Marsh & McLennan Companies, Inc.                                                                1,550,000           69,269
Cathay Financial Holding Co., Ltd.(1)                                                          39,000,000           68,904
National Savings and Commercial Bank Ltd. (GDR)(1)                                              1,550,000           67,614
Deutsche Borse AG(1)                                                                            1,320,000           64,166
Brascan Corp., Class A                                                                          1,905,000           53,996
Fannie Mae                                                                                        715,000           53,232
Credit Agricole SA(1)                                                                           2,000,000           50,493
Swire Pacific Ltd., Class A(1)                                                                  7,000,000           49,814
Hongkong Land Holdings Ltd.(1)                                                                 25,421,800           48,194
American International Group, Inc.                                                                670,000           47,731
Hang Lung Properties Ltd.(1)                                                                   30,762,000           44,993
Hang Lung Group Ltd.(1)                                                                        27,537,000           42,413
Westpac Banking Corp.(1)                                                                        3,511,015           41,919
Freddie Mac                                                                                       600,000           40,272
Berkshire Hathaway Inc., Class A(2)                                                                   444           38,628
Millea Holdings, Inc.(1)                                                                            2,766           38,538
ICICI Bank Ltd.(1)                                                                              6,569,700           37,804
Japan Real Estate Investment Corp.                                                                  4,600           35,573
U.S. Bancorp                                                                                    1,200,000           35,400
Unibail Holding(1)                                                                                304,000           34,538
Wachovia Corp.                                                                                    724,000           33,963
Developers Diversified Realty Corp.                                                               900,000           33,939
Bank of Nova Scotia                                                                             1,200,000           32,853
Skandinaviska Enskilda Banken AB, Class A(1)                                                    2,180,000           30,909
ForeningsSparbanken AB, Class A(1)                                                              1,600,000           30,713
St. George Bank Ltd.(1)                                                                         2,000,000           30,468
Hysan Development Co. Ltd.(1)                                                                  16,918,847           29,419
Wells Fargo & Co.                                                                                 500,000           29,375
Nippon Building Fund, Inc.(1)                                                                       3,850           29,163
Chinatrust Financial Holding Co. Ltd.(1)                                                       26,331,099           28,055
Deutsche Bank AG(1)                                                                               395,700           27,135
QBE Insurance Group Ltd.(1)                                                                     2,950,970           26,500
Kimco Realty Corp.                                                                                525,000           26,418
XL Capital Ltd., Class A                                                                          355,000           24,921
Aioi Insurance Co. Ltd.(1)                                                                      5,561,000           24,535
Royal Bank of Canada                                                                              518,400           23,439
Genworth Financial, Inc., Class A(2)                                                            1,000,000           22,730
NIPPONKOA Insurance Co., Ltd.(1)                                                                3,725,000           22,429
Sun Life Financial Inc.                                                                           726,480           20,171
National Australia Bank Ltd.(1)                                                                 1,000,000           18,852
Bank of the Philippine Islands(1)                                                              24,682,176           18,308
Malayan Banking Bhd.(1)                                                                         6,635,300           17,987
Erste Bank der oesterreichischen Sparkassen AG                                                    380,000           14,481
HBOS PLC(1)                                                                                     1,070,000           13,138
Svenska Handelsbanken Group, Class A(1)                                                           650,000           12,560
HKR International Ltd.(1)                                                                       4,824,800            1,741
Security Capital European Realty(1),(2),(3)                                                        82,516            1,395
Fairfax Financial Holdings Ltd.                                                                     7,500              988
                                                                                                                 4,741,960

CONSUMER DISCRETIONARY -- 11.33%
Continental AG(1)                                                                               5,831,750          304,318
Toyota Motor Corp.(1)                                                                           4,500,000          179,372
Daito Trust Construction Co., Ltd.(1)                                                           4,596,700          176,079
Lowe's Companies, Inc.                                                                          2,575,000          127,977
Yamada Denki Co., Ltd.(1)                                                                       2,891,000          105,307
Target Corp.                                                                                    2,327,500          103,760
Publishing & Broadcasting Ltd.(1)                                                              10,565,000          102,334
Time Warner Inc.(2)                                                                             6,180,000          101,043
InterContinental Hotels Group PLC(1)                                                            9,823,267          101,018
Bayerische Motoren Werke AG(1)                                                                  2,255,000           93,766
Dixons Group PLC(1)                                                                            32,882,596           93,544
Carnival Corp., units                                                                           1,760,000           80,590
Reuters Group PLC(1)                                                                           13,736,600           79,905
DaimlerChrysler AG(1)                                                                           1,884,200           78,935
Kesa Electricals PLC(1)                                                                        15,105,010           77,162
Kingfisher PLC(1)                                                                              15,070,288           75,884
Limited Brands, Inc.                                                                            3,676,900           73,832
Pearson PLC(1)                                                                                  6,454,000           72,587
Harrah's Entertainment, Inc.                                                                    1,500,000           72,285
News Corp. Ltd., preferred(1)                                                                   5,898,739           44,091
News Corp. Ltd.(1)                                                                              3,505,038           27,582
Fuji Heavy Industries Ltd.(1)                                                                  13,419,000           68,072
Rank Group PLC(1)                                                                              12,500,000           64,798
Mediaset SpA(1)                                                                                 5,400,000           55,723
Volkswagen AG, nonvoting preferred(1)                                                           2,000,000           53,434
Makita Corp.(1)                                                                                 3,335,000     $     49,817
Suzuki Motor Corp.(1)                                                                           2,865,000           47,248
Fairmont Hotels & Resorts Inc.                                                                  1,750,000           47,232
Honda Motor Co., Ltd.(1)                                                                          905,000           45,426
John Fairfax Holdings Ltd.(1)                                                                  15,118,704           40,855
TJX Companies, Inc.                                                                             1,800,000           38,088
Hyundai Motor Co., nonvoting preferred, Series 2(1)                                             1,407,550           33,656
Best Buy Co., Inc.                                                                                500,000           23,260
Gap, Inc.                                                                                       1,100,000           20,614
Comcast Corp., Class A(2)                                                                         700,000           19,719
Li & Fung Ltd.(1)                                                                              13,000,000           16,752
CarMax, Inc.(2)                                                                                   850,000           16,643
General Motors Corp.                                                                              375,000           15,491
Metropole Television(1)                                                                           615,000           15,462
British Sky Broadcasting Group PLC(1)                                                           1,700,000           14,683
Gestevision Telecinco SA(1),(2)                                                                   450,000            7,119
Sony Corp.(1)                                                                                     135,400            4,722
TI Automotive Ltd., Class A (1),(2)                                                             1,068,000               --
                                                                                                                 2,870,185

CONSUMER STAPLES -- 10.77%
Altria Group, Inc.                                                                             10,085,000          493,661
Unilever NV(1)                                                                                  2,525,000          151,576
Unilever NV (New York registered)                                                               2,478,000          148,829
Diageo PLC(1)                                                                                  22,350,000          276,031
Nestle SA(1)                                                                                      933,000          222,555
Imperial Tobacco Group PLC(1)                                                                   7,191,413          159,339
Foster's Group Ltd.(1)                                                                         44,635,814          147,889
Reynolds American Inc.                                                                          1,900,000          143,450
Nissin Food Products Co., Ltd.                                                                  5,520,000          140,940
Orkla AS(1)                                                                                     4,205,714          106,035
Gallaher Group PLC(1)                                                                           7,650,000           91,882
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates               28,746,100           79,023
Altadis, SA(1)                                                                                  2,240,000           70,358
Uni-Charm Corp.(1)                                                                              1,199,000           60,083
AEON CO., LTD.(1)                                                                               1,783,000           30,008
AEON CO., LTD.(1),(2),(4)                                                                       1,783,000           30,008
Swedish Match AB(1)                                                                             5,500,550           56,018
Woolworths Ltd.(1)                                                                              5,591,041           49,807
Groupe Danone(1)                                                                                  593,000           47,752
KT&G Corp.                                                                                      1,813,930           46,305
Fomento Economico Mexicano, SA de CV (ADR)                                                      1,053,700           45,551
Loblaw Companies Ltd.                                                                             790,000           36,068
UST Inc.                                                                                          655,900           26,315
Koninklijke Ahold NV(1),(2)                                                                     3,590,000           22,288
Unilever PLC(1)                                                                                 2,100,000           18,172
SABMiller PLC(1)                                                                                  850,716           10,641
Coca-Cola HBC SA(1)                                                                               352,182            8,352
Coles Myer Ltd.(1)                                                                              1,258,489            8,026
Wolverhampton & Dudley Breweries, PLC(1)                                                          164,256            2,527
                                                                                                                 2,729,489

TELECOMMUNICATION SERVICES -- 9.88%
Vodafone Group PLC(1)                                                                         150,675,000          343,734
Chunghwa Telecom Co., Ltd.(1)                                                                  64,829,000          103,742
Chunghwa Telecom Co., Ltd. (ADR)                                                                4,335,000           73,955
Portugal Telecom, SGPS, SA(1)                                                                  16,803,550     $    172,565
KT Corp. (ADR)                                                                                  6,715,120          117,649
KT Corp.(1)                                                                                       859,940           27,451
TDC A/S(1)                                                                                      4,029,368          142,999
France Telecom, SA(1)                                                                           5,510,149          131,360
Telecom Italia SpA, nonvoting(1)                                                               57,035,596          126,235
Telekom Austria AG(1)                                                                           8,949,197          126,128
SBC Communications Inc.                                                                         4,000,000          103,160
Telefonica, SA(1)                                                                               6,898,120           98,602
Telefonos de Mexico, SA de CV, Class L (ADR)                                                    2,741,737           88,805
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                    106,837,500           87,630
Swisscom AG(1)                                                                                    259,389           85,942
Verizon Communications Inc.                                                                     2,150,000           84,387
Advanced Info Service PCL(1)                                                                   36,520,100           82,897
Royal KPN NV(1)                                                                                10,194,600           78,837
America Movil SA de CV, Series L (ADR)                                                          1,998,400           68,445
Sprint Corp. - FON Group                                                                        3,228,560           63,538
COSMOTE Mobile Telecommunications SA(1)                                                         3,650,000           59,442
BT Group PLC(1)                                                                                17,336,032           57,608
China Unicom Ltd.(1)                                                                           54,134,600           39,962
BellSouth Corp.                                                                                 1,364,000           36,501
KDDI Corp.(1)                                                                                       7,200           35,023
Telecom Corp. of New Zealand Ltd.(1)                                                            7,563,348           28,480
Deutsche Telekom AG(1),(2)                                                                      1,265,000           22,184
AT&T Wireless Services, Inc.(2)                                                                   507,900            7,425
BCE Inc.                                                                                          333,291            6,936
Dobson Communications Corp., Class A(2),(3)                                                     1,287,280            1,802
Crown Castle International Corp.(2)                                                                13,996              200
                                                                                                                 2,503,624

HEALTH CARE -- 7.75%
AstraZeneca PLC (Sweden)(1)                                                                     6,970,000          324,896
AstraZeneca PLC(1)                                                                                325,000           15,095
Novo Nordisk A/S, Class B(1)                                                                    4,576,000          245,477
Sanofi-Synthelabo1                                                                              3,204,900          228,396
Fresenius Medical Care AG(1)                                                                    2,050,000          150,541
Fresenius Medical Care AG, preferred(1)                                                         1,300,000           66,996
Bristol-Myers Squibb Co.                                                                        5,540,000          131,464
Eli Lilly and Co.                                                                               1,550,000           98,348
Merck KGaA(1)                                                                                   1,791,000           94,823
Forest Laboratories, Inc.(2)                                                                    1,865,000           85,510
Pfizer Inc                                                                                      2,235,000           73,017
Shionogi & Co., Ltd.(1)                                                                         4,413,000           72,246
Kuraya Sanseido Inc.(1)                                                                         5,225,000           64,539
Sepracor Inc.(2)                                                                                1,300,000           64,493
CIGNA Corp.                                                                                       900,000           59,904
ALTANA AG(1)                                                                                    1,050,000           57,513
Elan Corp., PLC (ADR)(2)                                                                        2,165,400           49,003
HCA Inc.                                                                                        1,180,000           45,796
Ranbaxy Laboratories Ltd.(1)                                                                    1,665,000           34,641
                                                                                                                 1,962,698

MATERIALS -- 7.55%
CIa. Vale do Rio Doce, preferred nominative, Class A                                            9,854,400          160,906
CIa. Vale do Rio Doce, ordinary nominative (ADR)                                                  747,000           43,154
AngloGold Ashanti Ltd.(1)                                                                       4,012,000          144,661
Freeport-McMoRan Copper & Gold Inc., Class B                                                    3,569,800          134,332
Phelps Dodge Corp.                                                                              1,500,000          122,340
Barrick Gold Corp.                                                                              6,090,000          121,800
BASF AG(1)                                                                                      2,160,000          117,696
Potash Corp. of Saskatchewan Inc.                                                               1,600,000           88,832
Norske Skogindustrier ASA, Class A(1)                                                           5,075,000           85,125
Gold Fields Ltd.(1)                                                                             6,500,000           79,766
L'Air Liquide(1)                                                                                  494,500           77,560
Formosa Chemicals & Fibre Corp.(1)                                                             43,200,000           70,034
Georgia-Pacific Corp., Georgia-Pacific Group                                                    1,998,300           67,902
Formosa Plastics Corp.(1)                                                                      42,400,000           64,611
Newcrest Mining Ltd.(1)                                                                         6,000,000           63,715
Impala Platinum Holdings Ltd.(1)                                                                  702,389           59,413
UPM-Kymmene Corp.(1)                                                                            2,784,000           53,539
Dow Chemical Co.                                                                                1,250,000           53,512
Lyondell Chemical Co.                                                                           2,320,500           45,691
DSM NV(1)                                                                                         834,828           40,707
Weyerhaeuser Co.                                                                                  540,000           33,755
Sonoco Products Co.                                                                             1,200,000           31,092
Nan Ya Plastics Corp.(1)                                                                       21,200,000           29,772
International Paper Co.                                                                           600,000           24,012
POSCO(1)                                                                                          153,000           22,011
Sappi Ltd.(1)                                                                                   1,239,000           17,558
Smurfit-Stone Container Corp.(2)                                                                  974,200           17,282
M-real Oyj, Class B(1)                                                                          2,369,500           16,433
Stora Enso Oyj (ADR)                                                                            1,086,300           14,632
Yara International ASA(1),(2)                                                                   1,131,800           10,064
                                                                                                                 1,911,907

ENERGY -- 5.85%
"Shell" Transport and Trading Co., PLC(1)                                                      35,990,000          265,169
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                              1,325,000           58,698
Royal Dutch Petroleum Co. (New York registered)                                                 1,280,000           64,883
Royal Dutch Petroleum Co.(1)                                                                      780,000           39,678
Husky Energy Inc.                                                                               5,165,000          109,966
ENI SpA(1)                                                                                      5,135,000          105,909
Norsk Hydro ASA(1)                                                                              1,665,900          103,987
SK Corp. (Korea)(1)                                                                             2,390,000           91,151
Oil & Natural Gas Corp. Ltd.                                                                    5,858,000           90,395
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                   1,550,000           47,663
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                  1,160,000           32,352
Petro-Canada                                                                                    1,533,000           71,739
Shell Canada Ltd.                                                                               1,425,300           70,734
Reliance Industries Ltd.(1)                                                                     4,367,000           45,192
Canadian Oil Sands Trust(3)                                                                     1,100,000           41,348
Canadian Oil Sands Trust                                                                           30,041            1,129
Sunoco, Inc.                                                                                      658,900           40,522
Exxon Mobil Corp.                                                                                 800,000           36,880
Kinder Morgan, Inc.                                                                               500,000           30,250
TOTAL SA (ADR)                                                                                    250,000           24,498
Marathon Oil Corp.                                                                                670,000           24,301
IHC Caland NV(1)                                                                                  418,259           20,275
Sasol Ltd.(1)                                                                                   1,100,000           19,010
Schlumberger Ltd.                                                                                 300,000           18,540
Unocal Corp.                                                                                      320,000           11,949
Enbridge Inc.                                                                                     230,000            9,209
Williams Companies, Inc.                                                                          670,000            7,966
                                                                                                                 1,483,393

UTILITIES -- 4.56%
E.ON AG(1)                                                                                      2,970,714     $    212,615
Scottish Power PLC(1)                                                                          25,760,000          188,431
Gas Natural SDG, SA(1)                                                                          6,344,500          152,105
National Grid Transco PLC(1)                                                                   13,745,000          115,819
National Grid Transco PLC (ADR)                                                                   439,725           18,649
Korea Electric Power Corp.(1)                                                                   5,343,280           94,055
GAIL  Ltd. (India)(1)                                                                          15,440,000           62,062
Southern Co.                                                                                    1,450,000           44,008
Hong Kong and China Gas Co. Ltd.(1)                                                            19,118,000           34,614
Exelon Corp.                                                                                      875,000           32,244
FirstEnergy Corp.                                                                                 780,000           31,387
Equitable Resources, Inc.                                                                         525,000           27,526
Dominion Resources, Inc.                                                                          400,000           25,956
American Electric Power Co., Inc.                                                                 700,000           22,911
FPL Group, Inc.                                                                                   300,000           20,760
NiSource Inc.                                                                                     900,000           18,720
Xcel Energy Inc.                                                                                  925,000           16,326
United Utilities PLC(1)                                                                         1,000,000            9,942
United Utilities PLC, Class A(1)                                                                  555,555            3,687
Ameren Corp.                                                                                      250,000           11,698
Consolidated Edison, Inc.                                                                         180,000            7,596
DTE Energy Co.                                                                                     87,100            3,599
                                                                                                                 1,154,710

INFORMATION TECHNOLOGY -- 4.27%
ASML Holding NV (New York registered)(Netherlands)(2)                                           4,000,000           51,760
ASML Holding NV(1),(2)                                                                          3,800,000           48,918
Hewlett-Packard Co.                                                                             5,120,000           91,597
Intersil Corp., Class A                                                                         5,250,000           91,508
Xerox Corp.(2)                                                                                  6,500,000           87,295
Sun Microsystems, Inc.(2)                                                                      20,500,000           78,720
Samsung SDI Co., Ltd.(1)                                                                          765,000           78,631
QUALCOMM Inc.                                                                                   1,800,000           68,490
Microsoft Corp.                                                                                 2,250,000           61,425
Murata Manufacturing Co., Ltd.(1)                                                               1,106,700           55,210
International Business Machines Corp.                                                             590,000           49,967
Solectron Corp.(2)                                                                              8,788,720           45,350
Flextronics International Ltd.(2)                                                               3,000,000           37,230
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                                                 24,719,131           34,314
Delta Electronics, Inc.(1)                                                                     23,310,700           30,192
Hoya Corp.(1)                                                                                     300,000           29,218
Compuware Corp.(2)                                                                              6,050,600           27,409
STMicroelectronics NV(1)                                                                        1,450,000           24,892
Analog Devices, Inc.                                                                              600,000           20,832
Texas Instruments Inc.                                                                          1,000,000           19,540
Agilent Technologies, Inc.(2)                                                                     950,000           19,475
Quanta Computer Inc.(1)                                                                         4,635,516            7,983
Agere Systems Inc., Class A(2)                                                                  6,465,156            7,823
Orbotech Ltd.(2)                                                                                  385,718            6,438
Electrocomponents PLC(1)                                                                          805,731            4,711
Kyoden Co., Ltd.(1)                                                                               200,000            2,220
                                                                                                                 1,081,148

INDUSTRIALS -- 3.94%
Sandvik AB(1)                                                                                   4,111,000    $     141,048
Wesfarmers Ltd.(1)                                                                              6,121,733          129,950
General Electric Co.                                                                            3,800,000          124,602
Singapore Technologies Engineering Ltd.(1)                                                     90,305,000          111,328
Tyco International Ltd.                                                                         3,000,000           93,960
3M Co.                                                                                            825,000           67,947
Qantas Airways Ltd.(1)                                                                         23,179,918           56,139
Furukawa Electric Co., Ltd.(1)                                                                  9,900,000           40,467
Brambles Industries Ltd.(1)                                                                     6,600,000           31,460
United Parcel Service, Inc., Class B                                                              410,000           29,951
Vedior NV(1)                                                                                    2,000,000           27,471
Tostem Inax Holding Corp.(1)                                                                    1,300,000           24,863
Schneider SA(1)                                                                                   350,000           22,032
Asahi Diamond Industrial Co., Ltd.(1),(5)                                                       3,950,000           21,336
Brambles Industries PLC(1)                                                                      4,000,000           17,583
TPG NV(1)                                                                                         716,400           16,743
FANUC LTD(1)                                                                                      300,000           16,166
Singapore Post Private Ltd.(1)                                                                 32,160,000           14,875
Fluor Corp.                                                                                       257,900           11,025
Ainax AB (1),(2)                                                                                    1,251               41
                                                                                                                   998,987

MISCELLANEOUS -- 2.78%
Other common stocks in initial period of acquisition                                                               704,385


TOTAL COMMON STOCKS (cost: $18,774,355,000)                                                                     22,142,486


                                                                                                Shares or
CONVERTIBLE SECURITIES -- 2.46%                                                          principal amount

INFORMATION TECHNOLOGY -- 0.75%
ASML Holding NV 5.50% convertible notes 2010                                           (euro)  38,000,000           54,287
Nortel Networks Corp. 4.25% convertible notes 2008                                            $40,000,000           38,750
Xerox Capital Trust II 7.50% convertible preferred 2021(3)                                        500,000           37,318
Agere Systems Inc. 6.50% convertible notes 2009                                               $34,000,000           34,425
Motorola, Inc. 7.00% convertible preferred 2004                                                   400,000 units     18,400
Corning Inc. 3.50% convertible debentures 2008                                                 $7,000,000            8,094
                                                                                                                   191,274

CONSUMER DISCRETIONARY -- 0.59%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                         2,496,050          132,091
Gap, Inc. 5.75% convertible notes 2009(3)                                                     $15,000,000           18,675
                                                                                                                   150,766

FINANCIALS -- 0.27%
Capital One Financial Corp. 6.25% Upper DECS 2005                                                 600,000 units     29,976
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009(2)                         29,463,900,000           16,859
Travelers Property Casualty Corp. 4.50% convertible subordinated note 2032                        500,000           11,100
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units               510,000,000            9,913
                                                                                                                    67,848

TELECOMMUNICATION SERVICES -- 0.26%
Crown Castle International Corp. 6.25% convertible preferred 2012(2)                              805,000           37,433
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                  (euro) 20,000,000           27,482
                                                                                                                    64,915

UTILITIES -- 0.17%
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005(3)                             17,700,000           22,081
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                    365,400 units     19,874
                                                                                                                    41,955

ENERGY -- 0.13%
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005                           2,480,000 units     32,190

MATERIALS -- 0.12%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                 20,000           19,435
Arcelor SA 3.875% convertible preferred 2005                                                      410,000           10,261
                                                                                                                    29,696

INDUSTRIALS -- 0.09%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                     $15,000,000           23,100

HEALTH CARE -- 0.08%
Baxter International Inc. 7.00% convertible preferred 2006                                        400,000 units     20,760


TOTAL CONVERTIBLE SECURITIES (cost: $604,732,000)                                                                  622,504

                                                                                         Principal amount
BONDS AND NOTES -- 0.71%                                                                            (000)

INFORMATION TECHNOLOGY -- 0.22%
Solectron Corp. 9.625% 2009                                                                     $  40,000           44,200
Flextronics International Ltd. 6.50% 2013                                                          10,000           10,050
                                                                                                                    54,250

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 0.17%
United Mexican States Government, Series MI10, 8.00% 2013                                     MXP 400,900           30,590
United Mexican States Government 8.00% 2023                                                       199,100           13,330
                                                                                                                    43,920

TELECOMMUNICATION SERVICES -- 0.10%
AT&T Wireless Services, Inc. 8.125% 2012                                                           20,000           24,104

CONSUMER STAPLES -- 0.09%
Ahold Finance U.S.A., Inc. 8.25% 2010                                                              12,990           14,322
Ahold Finance U.S.A., Inc. 6.25% 2009                                                               9,065            9,246
                                                                                                                    23,568

ENERGY -- 0.09%
El Paso Corp. 7.875% 2012                                                                          14,500           14,029
Premcor Refining Group Inc. 7.50% 2015                                                              8,000            8,560
                                                                                                                    22,589

HEALTH CARE -- 0.04%
HCA - The Healthcare Co. 8.75% 2010                                                                 9,000           10,569

MATERIALS -- 0.00%
APP International Finance Co. BV 11.75% 2005(6)                                                     1,150              575


TOTAL BONDS AND NOTES (cost: $162,157,000)                                                                         179,575



                                                                      unaudited

                                                                                         Principal amount     Market value
SHORT-TERM SECURITIES -- 9.25%                                                                      (000)            (000)

HBOS Treasury Services PLC 1.515%-1.645% due 10/12-11/16/2004                                    $145,200      $   144,859
CDC Commercial Paper Corp. 1.55%-1.57% due 10/22-10/27/2004(3)                                    119,600          119,308
KfW International Finance Inc. 1.39%-1.54% due 9/20-10/28/2004(3)                                 115,000          114,789
Credit Lyonnais N.A. Inc. 1.27%-1.56% due 9/3-10/21/2004                                          106,000          105,876
Societe Generale 1.29%-1.60% due 9/7-10/20/2004                                                   105,000          104,997
Danske Corp. 1.37%-1.62% due 9/7-11/17/2004                                                       105,000          104,870
Toyota Motor Credit Corp. 1.43%-1.62% due 9/27-11/1/2004                                          102,000          101,839
Svenska Handelsbanken Inc. 1.34% due 9/13/2004                                                     50,000           49,975
Stadshypotek Delaware Inc. 1.60% due 10/25/2004(3)                                                 50,000           49,876
American Honda Finance Corp. 1.39%-1.60% due 9/15-11/2/2004                                        92,000           91,806
Spintab AB (Swedmortgage) 1.51%-1.59% due 10/14-10/18/2004                                         90,000           89,816
Bank of Ireland 1.26%-1.305% due 9/1-9/16/2004(3)                                                  85,000           84,976
Bank of America Corp. 1.62% due 10/28-11/1/2004                                                    73,100           72,903
Receivables Capital Co., LLC 1.33% due 9/7/2004(3)                                                 10,177           10,174
Thunder Bay Funding, LLC 1.52%-1.60% due 9/17-10/12/2004(3)                                        37,482           37,441
Old Line Funding LLC 1.65% due 11/5/2004(3)                                                        28,200           28,112
Fannie Mae 1.41%-1.54% due 9/28-10/1/2004                                                          63,900           63,823
DaimlerChrysler Revolving Auto Conduit LLC 1.45%-1.52% due 9/8-9/10/2004                           57,794           57,772
Park Avenue Receivables Corp., LLC 1.44%-1.50% due 9/2-9/17/2004(3)                                47,800           47,781
J.P. Morgan Chase & Co. 1.57% due 10/21/2004                                                        9,300            9,279
DuPont (E.I.) de Nemours & Co. 1.33% due 9/10/2004                                                 50,000           49,981
Caisse d'Amortissement de la Dette Sociale 1.40% due 9/21/2004                                     50,000           49,958
CBA (Delaware) Finance Inc. 1.50% due 10/12/2004                                                   50,000           49,910
BMW U.S. Capital Corp. 1.53% due 10/25/2004                                                        50,000           49,877
Dexia Delaware LLC 1.615% due 10/26/2004                                                           50,000           49,874
ANZ (Delaware) Inc. 1.63% due 11/2/2004(3)                                                         26,393           26,316
NBNZ International Ltd. 1.45% due 9/13/2004(3)                                                     20,000           19,990
Toronto-Dominion Bank 1.53%-1.55% due 10/4-10/12/2004                                              45,800           45,800
Freddie Mac 1.36%-1.58% due 9/24-10/25/2004                                                        45,000           44,930
Lloyds Bank PLC 1.42%-1.56% due 9/24-10/18/2004                                                    45,000           44,929
Wells Fargo & Co. 1.53% due 9/15/2004                                                              42,800           42,800
ING (U.S.) Funding LLC 1.41% due 9/15/2004                                                         25,300           25,285
Mont Blanc Capital Corp. 1.50% due 9/7/2004(3)                                                     15,100           15,096
Shell Finance (U.K.) PLC 1.61% due 10/26/2004                                                      34,300           34,214
Alcon Capital Corp 1.43% due 9/27/2004(3)                                                          30,000           29,966
CAFCO, LLC 1.54% due 10/19/2004(3)                                                                 30,000           29,935
Wal-Mart Stores Inc. 1.34% due 9/8/2004(3)                                                         27,000           26,992
Royal Bank of Scotland PLC 1.61% due 10/14/2004                                                    25,800           25,749
Procter & Gamble Co. 1.51% due 10/20/2004(3)                                                       25,100           25,045
Amsterdam Funding Corp. 1.42% due 9/14/2004 (3)                                                    25,000           24,986
Canadian Imperial Holdings Inc. 1.44% due 9/21/2004                                                25,000           24,979
Sony Capital Corp. 1.67% due 11/24/2004(3)                                                         25,000           24,897
Rabobank USA Financial Corp. 1.42% due 9/21/2004                                                   24,300           24,280
Edison Asset Securitization LLC 1.47% due 9/13/2004(3)                                             22,000           21,989
Electricite de France 1.47% due 9/30/2004                                                          18,800           18,776
Clipper Receivables Co. LLC 1.58% due 9/1/2004(3)                                                  16,000           15,999
Siemens Capital Co. LLC 1.32% due 9/2/2004                                                         10,000            9,999
Federal Home Loan Bank 1.35% due 9/17/2004                                                          2,400            2,398
Total short-term securities (cost: $2,345,306,000)                                                               2,345,222


TOTAL INVESTMENT SECURITIES (cost: $21,886,550,000)                                                            $25,289,787
New Taiwanese Dollar (cost: $5,588,000)                                                                           NT$5,607
Other assets less liabilities                                                                                       39,457

NET ASSETS                                                                                                     $25,334,851


(1) Valued under fair value procedures adopted by authority of the Board of Directors. At August 31, 2004, 181 of the securities listed above (with aggregate value of $13,603,013,000) were fair valued under procedures that took into account significant price changes in the U.S. equity markets on that date.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $895,702,000, which represented 3.54% of the net assets of the fund.
(4) This security has been authorized but has not yet been issued.
(5) The fund owns 5% or more of the outstanding voting shares of this company.
    See table below for additional information.
(6) Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


FEDERAL INCOME TAX INFORMATION                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                    $  4,000,480
Gross unrealized depreciation on investment securities                                                        (599,114)
Net unrealized appreciation (depreciation) on investment securities                                          3,401,366
Cost of investment securities for federal income tax purposes                                               21,894,028


INVESTMENTS IN AFFILIATES:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Details on the holding and related transactions during the three months ended August 31, 2004, were as follows:

                                                                                                        Dividend or    Market value
                                   Beginning shares or                           Ending shares or   interest income   of affiliates
Company                               principal amount     Purchases     Sales   principal amount             (000)           (000)

Asahi Diamond Industrial Co., Ltd.           3,950,000           --         --          3,950,000             $ --           21,336



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Growth and Income Fund, Inc.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and PEO

Date: November 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By    /s/ Stephen E. Bepler
      Stephen E. Bepler, President and PEO

Date: November 1, 2004



By   /s/ Jeffrey P. Regal
     Jeffrey P. Regal, Treasurer and PFO

Date: November 1, 2004